GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at September 30, 2021 (Unaudited)

Shares	Common Stocks: 98.0%	Value

	Energy - Alternate Sources: 0.8%
662	Maxeon Solar Technologies Ltd	$11,671
3,400	SunPower Corp.*	77,112
		88,783

	Oil & Gas - Exploration & Production: 26.5%
12,200	Canadian Natural Resources Ltd.	446,097
262,000	CNOOC Ltd.	290,571
7,400	ConocoPhillips	501,498
2,311,662	Deltic Energy PLC	66,665
13,300	Devon Energy Corp.	472,283
50,490	Diversified Gas & Oil PLC	80,589
248,537	EnQuest PLC*	79,294
5,650	EOG Resources Inc.	453,525
93,214	JKX Oil & Gas PLC*	61,898
137,690	Pharos Energy PLC	36,113
2,450	Pioneer Natural Resources Company	407,950
5,221,570	Reabold Resources PLC*	11,280
		2,907,763
	Oil & Gas - Field Services: 4.2%
23,780	Helix Energy Solutions Group, Inc.*	92,266
12,500	Schlumberger Ltd.	370,500
		462,766
	Oil & Gas - Integrated: 58.9%
101,830	BP PLC	464,981
4,120	Chevron Corp	417,974
666,000	China Petroleum & Chemical	327,437
31,240	Eni SpA	415,560
19,340	Equinor ASA	491,330
7,950	Exxon Mobil Corp	467,619
29,790	Galp Energia Sgps Sa	336,834
51,120	Gazprom OAO - ADR	509,901
14,251	Imperial Oil Ltd.	450,428
7,098	OMV AG	428,995
906,000	PetroChina Co., Ltd. - H Shares	425,033
33,531	Repsol SA	437,513
20,540	Royal Dutch Shell PLC - Class A	462,436
18,176	Suncor Energy, Inc.	376,867
9,290	TOTAL SA	443,352
		6,456,260

	Oil & Gas - Pipelines and Transportation: 4.1%
11,300	Enbridge Inc.	$449,740

	Oil Refining & Marketing: 3.4%
5,269	Valero Energy, Corp.	371,833

	Total Common Stocks	$10,737,145
	(cost $13,342,406)

	Total Investments in Securities	10,737,145
	(cost $13,342,406): 98.0%

	Other Assets less Liabilities: 2.0%	224,927

	Net Assets: 100.0%	$10,962,072

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company